CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Appropriation of statutory surplus fund	¥ 15,018	$ 2,057